Stock-Based Compensation Plans - Nonqualified Stock Options, Assumptions and Other Disclosures (Details) - Nonqualified Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assumptions used to estimate fair value of stock options granted during period
Weighted-average expected volatility (as a percent)		34.20%	25.70%
Weighted-average expected term	0 years	7 years	7 years
Weighted-average risk-free interest rate (as a percent)		1.20%	1.30%
Weighted-average expected dividend yield (as a percent)		3.82%	4.33%
Weighted-average estimated fair value of stock options granted (in dollars per share)		$ 15.67	$ 9.64